Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of selected quarterly financial data

Our selected quarterly financial data for 2015 was as follows:

(dollars in millions except earnings (loss) per share)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$684	$428	$413	$406
Interest expense	215	171	171	158
Provision for finance receivable losses	510	82	80	87
Other revenues	103	51	56	51
Other expenses	402	204	207	174
Income (loss) before provision for (benefit from) income taxes	(340)	22	11	38
Provision for (benefit from) income taxes	(148)	2	(8)	7
Net income (loss)	(192)	20	19	31
Net income attributable to non-controlling interests	27	31	31	31
Net loss attributable to OneMain Holdings, Inc.	$(219)	$(11)	$(12)	$—

Earnings (loss) per share:
Basic	$(1.63)	$(0.08)	$(0.09)	$—
Diluted	(1.63)	(0.08)	(0.09)	—

Our selected quarterly financial data for 2014 was as follows:

(dollars in millions except earnings (loss) per share)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$413	$484	$533	$552
Interest expense	157	180	192	205
Provision for finance receivable losses	95	103	115	161
Other revenues	(27)	686	92	81
Other expenses	172	190	171	168
Income (loss) before provision for (benefit from) income taxes	(38)	697	147	99
Provision for (benefit from) income taxes	(13)	235	44	31
Net income (loss)	(25)	462	103	68
Net income attributable to non-controlling interests	21	35	31	16
Net income (loss) attributable to OneMain Holdings, Inc.	$(46)	$427	$72	$52

Earnings (loss) per share:
Basic	$(0.41)	$3.72	$0.63	$0.46
Diluted	(0.41)	3.70	0.63	0.45